AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2005.


                                                             File Nos. 033-81472
                                                                       811-08626
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                         Pre-Effective Amendment No. ___              [ ]
                        Post-Effective Amendment No. 19               [X]


                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                               Amendment No. 20                       [X]
                        (Check Appropriate Box Or Boxes)


                            ------------------------

                          VARIABLE ANNUITY ACCOUNT TWO
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on                pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Flexible Payment Deferred Annuity
Contracts

--------------------------------------------------------------------------------
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT TWO
--------------------------------------------------------------------------------

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 2, 2005:

              VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY (A-3394-PRO)

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND ALL REFERENCES IN THE PROSPECTUS TO THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO AUGUST 12, 2005.

THE FOLLOWING REPLACES THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM SECTION OF THE PROSPECTUS:

FINANCIAL STATEMENTS

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account Two at August 31, 2004 and for each of the two years in the period ended August 31, 2004 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No.001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the

Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549
CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604
NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2




Dated: August 12, 2005



                Please keep this Supplement with your Prospectus.

                          VARIABLE ANNUITY ACCOUNT TWO

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, File Nos. 033-81472 and 811-08626, filed on April 29, 2005, Accession No.
0000950129-05-004392.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, File Nos. 033-81472 and 811-08626, filed on April 29, 2005, Accession
No. 0000950129-05-004392.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a) Financial Statements


        The following financial statements are incorporated herein by reference to this Registration Statement:



        Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the Financial statements of Variable Annuity Account Two at August 31, 2004, and for each of the two years in the period ended August 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, File Nos. 033-81472 and 811-08626, filed on April 29, 2005, Accession No. 0000950129-05-004392.



(b) Exhibits


(b)     Exhibits
----------------
(1)      Resolutions Establishing Separate Account -----------------------------------      **
(2)      Custody Agreements ----------------------------------------------------------      Not Applicable
(3)      (a)      Form of Distribution Contract --------------------------------------      +++
         (b)      Selling Agreement --------------------------------------------------      **
(4)      Variable Annuity Contract ---------------------------------------------------      **
(5)      Application for Contract ----------------------------------------------------      **
(6)      Depositor -- Corporate Documents
         (a)      Articles of Amendment to the Amended and Restated
                  Articles of Incorporation Dated September 30, 2002 -----------------      ++
         (b)      Amended and Restated Articles of Incorporation ---------------------      +
         (c)      Amended and Restated By-Laws ---------------------------------------      +
(7)      Reinsurance Contract --------------------------------------------------------      Not Applicable
(8)      Fund Participation Agreement
         (a)   Form of Addendum to Fund Participation Agreement ----------------------      +++
(9)      Opinion of Counsel ----------------------------------------------------------      **
         Consent of Counsel ----------------------------------------------------------      **
(10)     Consent of Independent Registered Public Accounting Firm --------------------      Filed Herewith
(11)     Financial Statements Omitted from Item 23 -----------------------------------      Not Applicable
(12)     Initial Capitalization Agreement --------------------------------------------      Not Applicable
(13)     Performance Computations ----------------------------------------------------      Not Applicable
(14)     Diagram and Listing of All Persons Directly or Indirectly
         Controlled By or Under Common Control with AIG SunAmerica Life
         Assurance Company, the Depositor of Registrant ------------------------------      *
(15)     Powers of Attorney ----------------------------------------------------------      ***
         (a)      December, 2003 -----------------------------------------------------      ++++
(16)     Other
         (a)      Guarantee Agreement of American Home Assurance Company--------------      Filed Herewith
         (b)      Support Agreement by American International Group, Inc.-------------      Filed Herewith



----------

*          Filed Herewith
** Incorporated by reference to Post-Effective Amendments 3 and 5 to this Registration Statement filed on December 24, 1997; accession number 0000950148-97-003108.
*** Incorporated by reference to Post-Effective Amendments 9 and 10 to this Registration Statement filed on December 19, 2000, accession number 0000950148-00-002507.
+ Incorporated by reference to Post-Effective Amendments 12 and 14 to this Registration Statement filed on April 15, 2002, accession number 000095014-02-00099.
++ Incorporated by reference to Post-Effective Amendments 14 and 15 to this Registration Statement filed on April 24, 2003, accession number 0000950148-03-000976.
+++        Incorporated by reference to Form N-14AE, Registration File
           No. 333-108115 filed on August 21, 2003, accession number 0001206774-03-000644.
++++ Incorporated by reference to Post-Effective Amendments 15 and 16 to this Registration Statement filed December 8, 2003, accession number 0000950148-03-002854.

* Incorporated by reference to Post-Effective Amendments 18 and 19 to File Nos. 033-81472 and 811-08626 filed April 29, 2005, Accession No. 0000950129-05-004392.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
----------------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Christine A. Nixon           Senior Vice President and Secretary
Stewart R. Polakov*          Senior Vice President and Controller
Michael J. Akers**           Senior Vice President
Mallary L. Reznik            Vice President
Edward T. Texeria*           Vice President
Stephen Stone*               Vice President
Virginia N. Puzon            Assistant Secretary

----------
*    21650 Oxnard Street, Woodland Hills, CA 91367
**   2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.


Item 27. Number of Contract Owners


As of July 31, 2005, the number of Vista Capital Advantage Variable Annuity contracts funded by Variable Annuity Account Two was 132 of which 45 were qualified contracts and 87 were non-qualified contracts.


Item 28. Indemnification


Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by law, including the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SUNAMERICA CAPITAL SERVICES, INC. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or (2) Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Two AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five

        AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account
          One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Five
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Nine
        Presidential Life Insurance Company - Variable Account One
        Anchor Series Trust
        Seasons Series Trust
        SunAmerica Series Trust
        SunAmerica Equity Funds issued by AIG SunAmerica Asset Management Corp.
          (AIG SAAMCo)
        SunAmerica Income Funds issued by AIG SAAMCo
        SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
        SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
        SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
        VALIC Company I and
        VALIC Company II

(b) Directors, Officers and principal place of business:

   Officer/Directors*           Position
   -----------------------------------------------------------------------------
   Peter A. Harbeck             Director
   J. Steven Neamtz             Director, President & Chief Executive Officer
   Debbie Potash-Turner         Senior Vice President, Chief Financial Officer &
                                  Controller
   John T. Genoy                Vice President
   James Nichols                Vice President
   Thomas Lynch                 Chief Compliance Officer
   Christine A. Nixon**         Secretary
   Virginia N. Puzon**          Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.


Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 19 and 20; File Nos. 033-81472 and 811-08626, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 12th day of August, 2005.


                                     VARIABLE ANNUITY ACCOUNT TWO
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                            DATE
---------                                     -----                            ----
JAY S. WINTROB*                      Chief Executive Officer,             August 12, 2005
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)

JAMES R. BELARDI*                            Director                     August 12, 2005
---------------------------------
James R. Belardi

MARC H. GAMSIN*                              Director                     August 12, 2005
---------------------------------
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              August 12, 2005
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)

JANA W. GREER*                               Director                     August 12, 2005
---------------------------------
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               August 12, 2005
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)

By:  */s/ MALLARY L. REZNIK                                               August 12, 2005
     ----------------------------
       Mallary L. Reznik
       Attorney-In-Fact

                                  EXHIBIT INDEX




EXHIBIT NO.     DESCRIPTION
----------      -----------
(10)            Consent of Independent Registered Public Accounting Firm

(16)(a)         Guarantee Agreement of American Home Assurance Company

(16)(b)         Support Agreement of American International Group, Inc.